Net (loss) income per ordinary share - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Weighted average number of ordinary shares, Basic	379,321,522	323,163,367	171,589,918
Share options diluted net income per ordinary share	660,000	17,740,297	11,663,920
Class A ordinary shares
Weighted average number of ordinary shares, Basic		214,203,200